Nature of the business	3 Months Ended
Mar. 31, 2021
Nature of the business [Abstract]
Nature of the business
Note 1. - Nature of the business

Atlantica Sustainable Infrastructure plc (“Atlantica” or the “Company”) is a sustainable infrastructure company that owns, manages and invests in renewable energy, storage, efficient natural gas, electric transmission lines and water assets focused on North America (the United States, Mexico and Canada), South America (Peru, Chile and Uruguay) and EMEA (Spain, Algeria and South Africa).

Atlantica’s shares began trading on the NASDAQ Global Select Market under the symbol “ABY” on June 13, 2014. The symbol changed to “AY” on November 11, 2017.

Algonquin Power & Utilities Corp. (“Algonquin”) is the largest shareholder of the Company and currently owns a 44.2% stake in Atlantica. Algonquin’s voting rights and rights to appoint directors are limited to 41.5% and the difference between Algonquin´s ownership and 41.5% will vote replicating non-Algonquin’s shareholders’ vote.

During 2020, the Company completed the following acquisitions:

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On April 3, 2020, the Company made an initial investment in the creation of a renewable energy platform in Chile, together with financial partners, where it owns approximately a 35% stake and has a strategic investor role. The first investment was the acquisition of a 55 MW solar PV plant in an area with excellent solar resource (“Chile PV 1”). This asset has been in operation since 2016 demonstrating a good operating track record, while selling its production in the Chilean power market. The Company’s initial contribution was approximately $4 million. In addition, on January 6, 2021, the Company closed its second investment through the platform with the acquisition of a 40 MW solar PV plant (“Chile PV 2”). This asset started commercial operation in 2017 and its revenue is partially contracted. The total equity investment for this new asset was approximately $5.0 million. The platform intends to make further investments in renewable energy in Chile and to sign PPAs with credit worthy off-takers.

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In January 2019, the Company entered into an agreement with Abengoa (references to “Abengoa” refer to Abengoa, S.A., together with its subsidiaries, or Abenewco1, S.A. together with its subsidiaries, unless the context otherwise requires) under the Abengoa ROFO Agreement for the acquisition of Befesa Agua Tenes, a holding company which owns a 51% stake in Ténès Lilmiyah SpA (“Tenes”), a water desalination plant in Algeria. The Company paid an advance payment of $19.9 million in January 2019. Closing of the acquisition was subject to conditions precedent which were not fulfilled. In accordance with the terms of the share purchase agreement, the advance payment was converted into a secured loan to be reimbursed by Befesa Agua Tenes, together with 12% per annum interest, through a full cash-sweep of all the dividends to be received from the asset. In October 2019, the Company received a first payment of $7.8 million through the cash sweep mechanism. On May 31, 2020, the Company entered into a new $4.5 million secured loan agreement with Befesa Agua Tenes, in addition to the initial one granted in 2019. The aggregate amount owed at that date, including interest accrued, was $14.0 million. This new loan agreement is expected to be reimbursed by Befesa Agua Tenes, together with 12% per annum interest, through a full cash-sweep of all the dividends to be received from the Tenes asset. The new agreement signed with Abengoa provides Atlantica with a majority at the board of directors of Befesa Agua Tenes and control over the asset.

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On August 17, 2020, the Company closed the acquisition of Liberty’s equity interest in Solana. Liberty was the tax equity investor in the Solana project. The total equity investment is expected to be up to $290 million of which $272 million has already been paid. The total price includes a deferred payment and a performance earn-out based on the average annual net production of the asset in the four calendar years with the highest annual net production during the five calendar years of 2020 through 2024.

In October 2020, the Company reached an agreement to acquire Calgary District Heating (Calgary District Energy Center), an approximately 55 MWt district heating asset in Canada for a total equity investment of approximately $20 million. Calgary District Heating has been in operation since 2010 and represents the first investment of the Company in this sector, which is recognized as a key measure for cities to reduce emissions by the UN Environment Program. The asset provides heating services to a diverse range of government, institutional and commercial customers in the city of Calgary. Closing is subject to conditions precedent and regulatory approvals and is expected in the second quarter of 2021.

In December 2020, the Company reached an agreement with Algonquin to acquire La Sierpe, a 20 MW solar asset in Colombia for a total equity investment of approximately $20 million. Closing is expected to occur after the asset reaches commercial operation, currently expected to occur by mid-2021. Closing is subject to conditions precedent and regulatory approvals. Additionally, the Company agreed to potentially co-invest with Algonquin in additional solar plants in Colombia with a combined capacity of approximately 30 MW to be developed and built by AAGES, a joint venture between Algonquin and Abengoa designed to invest in the development and construction of contracted clean energy and water infrastructure contracted assets.

In January 2021, the Company closed the acquisition of 42.5% of the equity of Rioglass, a multinational manufacturer of solar components, for $8.4 million, increasing its stake to 57.5%. In addition, the Company has an option to acquire the remaining 42.5% under the same conditions until September 2021, and after that date the seller also has an option to sell the 42.5% under the same conditions. The Company´s current intention is to sell a significant portion of its shares in Rioglass to partners, retaining a minority stake, and has therefore classified the investment as held for sale in these consolidated condensed interim financial statements as of March 31, 2021 (Note 5).

On April 7, 2021, the Company closed the acquisition of Coso, a 135 MW renewable asset in California. Coso is the third largest geothermal plant in the United States and provides base load renewable energy to the California Independent System Operator (“ISO”). It has PPAs signed with three investment grade off-takers, with a 19-year average contract life. The total equity investment was approximately $130 million, and the Company expects to make an additional investment of approximately $40 million to reduce project debt.

In April 2021 the Company reached an agreement with Omers to acquire a 49% interest in a 596 MW portfolio of wind assets in the United States. EDP Renewables owns the remaining 51%. The assets have PPAs with investment grade off-takers with five year average remaining contract life. The total equity investment is expected to be approximately $196.5 million. Closing is expected to occur in the third quarter of 2021 subject to customary conditions precedent and regulatory approvals.

The following table provides an overview of the main concessional assets the Company owned or had an interest in as of March 31, 2021:

Assets	Type	Ownership	Location	Currency(9)	Capacity (Gross)	Counterparty Credit Ratings(10)	COD*	Contract Years Remaining(14)

Solana	Renewable (Solar)	100%	Arizona (USA)	USD	280 MW	A-/A2/A-	2013	23

Mojave	Renewable (Solar)	100%	California (USA)	USD	280 MW	BB-/WR/BB	2014	19

Chile PV 1	Renewable (Solar)	35%(8)	Chile	USD	55 MW	N/A	2016	N/A

Chile PV 2	Renewable (Solar)	35%(8)	Chile	USD	40 MW	N/A	2017	N/A

Solaben 2 & 3	Renewable (Solar)	70%(1)	Spain	Euro	2x50 MW	A/Baa1/A-	2012	17/16

Solacor 1 & 2	Renewable (Solar)	87%(2)	Spain	Euro	2x50 MW	A/Baa1/A-	2012	16/16

PS10 & PS20	Renewable (Solar)	100%	Spain	Euro	31 MW	A/Baa1/A-	2007&2009	11/13

Helioenergy 1 & 2	Renewable (Solar)	100%	Spain	Euro	2x50 MW	A/Baa1/A-	2011	16/16

Helios 1 & 2	Renewable (Solar)	100%	Spain	Euro	2x50 MW	A/Baa1/A-	2012	16/17

Solnova 1, 3 & 4	Renewable (Solar)	100%	Spain	Euro	3x50 MW	A/Baa1/A-	2010	14/14/15

Solaben 1 & 6	Renewable (Solar)	100%	Spain	Euro	2x50 MW	A/Baa1/A-	2013	18/18

Seville PV	Renewable (Solar)	80%(6)	Spain	Euro	1 MW	A/Baa1/A-	2006	15

Kaxu	Renewable (Solar)	51%(3)	South Africa	Rand	100 MW	BB-/Ba2/BB-(11)	2015	14

Palmatir	Renewable (Wind)	100%	Uruguay	USD	50 MW	BBB/Baa2/BBB-(12)	2014	13

Cadonal	Renewable (Wind)	100%	Uruguay	USD	50 MW	BBB/Baa2/BBB-(12)	2014	14

Melowind	Renewable (Wind)	100%	Uruguay	USD	50 MW	BBB/Baa2/BBB-	2015	15

Mini-Hydro	Renewable (Hydraulic)	100%	Peru	USD	4 MW	BBB+/A3/BBB+	2012	12

ACT	Efficient natural gas	100%	Mexico	USD	300 MW	BBB/ Ba2/BB-	2013	12

Monterrey	Efficient natural gas	30%	Mexico	USD	142 MW	Not rated	2018	18

ATN (13)	Transmission line	100%	Peru	USD	379 miles	BBB+/A3/BBB+	2011	20

ATS	Transmission line	100%	Peru	USD	569 miles	BBB+/A3/BBB+	2014	23

ATN 2	Transmission line	100%	Peru	USD	81 miles	Not rated	2015	12

Quadra 1 & 2	Transmission line	100%	Chile	USD	49 miles/32 miles	Not rated	2014	14/14

Palmucho	Transmission line	100%	Chile	USD	6 miles	BBB+/Baa1/A-	2007	17

Chile TL3	Transmission line	100%	Chile	USD	50 miles	A/A1/A-	1993	Regulated

Skikda	Water	34.2%(4)	Algeria	USD	3.5 Mft3/day	Not rated	2009	13

Honaine	Water	25.5%(5)	Algeria	USD	7 M ft3/day	Not rated	2012	17

Tenes	Water	51%(7)	Algeria	USD	7 M ft3/day	Not rated	2015	19

(1)	Itochu Corporation, a Japanese trading company, holds 30% of the shares in each of Solaben 2 and Solaben 3.

(2)	JGC, a Japanese engineering company, holds 13% of the shares in each of Solacor 1 and Solacor 2.

(3)	Kaxu is owned by the Company (51%), Industrial Development Corporation of South Africa (29%) and Kaxu Community Trust (20%).

(4)	Algerian Energy Company, SPA owns 49% of Skikda and Sacyr Agua, S.L. owns the remaining 16.83%.

(5)	Algerian Energy Company, SPA owns 49% of Honaine and Sacyr Agua, S.L. owns the remaining 25.5%.

(6)	Instituto para la Diversificación y Ahorro de la Energía (“Idae”), a Spanish state-owned company, holds 20% of the shares in Seville PV.

(7)	Algerian Energy Company, SPA owns 49% of Tenes.

(8)	65% of the shares in Chile PV 1 and Chile PV 2 is indirectly held by financial partners through the renewable energy platform of the Company in Chile.

(9)	Certain contracts denominated in U.S. dollars are payable in local currency.

(10)	Reflects the counterparty’s credit ratings issued by Standard & Poor’s Ratings Services, or S&P, Moody’s Investors Service Inc., or Moody’s, and Fitch Ratings Ltd, or Fitch.

(11)	Refers to the credit rating of the Republic of South Africa. The offtaker is Eskom, which is a state-owned utility company in South Africa.

(12)	Refers to the credit rating of Uruguay, as UTE (Administración Nacional de Usinas y Transmisoras Eléctricas) is unrated.

(13)	Including ATN Expansion 1 & 2.

(14)	As of December 31, 2020.

(*)	Commercial Operation Date.

The Kaxu project financing arrangement contains cross-default provisions related to Abengoa such that debt defaults by Abengoa, subject to certain threshold amounts and/or a restructuring process, could trigger a default under the Kaxu project financing arrangement. The insolvency filing by the individual company Abengoa S.A. on February 22, 2021 represents a theoretical event of default under the Kaxu project finance agreement. Although the Company does not expect the acceleration of debt to be declared by the credit entities, Kaxu does not have what International Accounting Standards define as an unconditional right to defer the settlement of the debt for at least twelve months, as the cross-default provisions make that right conditional. Therefore, Kaxu total debt (Note 15) has been presented as current in the consolidated condensed interim financial statements of the Company as of March 31, 2021 for an amount of $355 million, in accordance with International Accounting Standards 1 (“IAS 1”), “Presentation of Financial Statements”. The Company is currently negotiating a waiver from the creditors and/or contractual modifications to permanently remove the cross-default provision.